Long-Term Debt - Hilda Loan Facility (Details) - Hilda Loan Facility [Member] $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2017 USD ($) item	Dec. 31, 2020 USD ($)
Long-Term Debt
Loan facility amount	$ 100.0
Amount of previous loan facility, replaced by new facility	$ 117.0
Number of consecutive quarterly installments | item	28
Balloon payment to be paid	$ 58.5
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		1.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		$ 1.5
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
First Two Years [Member]
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for first two years (in percent)		110.00%
Third and Fourth Years [Member]
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for third and fourth years (in percent)		120.00%
Thereafter [Member]
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan thereafter (in percent)		125.00%
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.20%